Share-based payments, Awards granted under the share option plan assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00	£ 64.00	£ 144.14
Fair value (in pounds per share)	£ 33,400	£ 11,950	£ 0
Share option plan [Member] | Range one [Member]
Option pricing model share options granted [Abstract]
Exercise price (in pounds per share)	£ 43.37
Fair value (in pounds per share)	£ 91,994
Share option plan [Member] | Range two [Member]
Option pricing model share options granted [Abstract]
Exercise price (in pounds per share)	£ 120.87
Fair value (in pounds per share)	£ 3,309
Share option plan [Member] | Range three [Member]
Option pricing model share options granted [Abstract]
Exercise price (in pounds per share)	£ 150.00
Fair value (in pounds per share)	£ 11,481
Share option plan [Member] | Range four [Member]
Option pricing model share options granted [Abstract]
Exercise price (in pounds per share)	£ 64.00
Fair value (in pounds per share)	£ 803,488
Share option plan, Nov-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00
Exercise price (in pounds per share)	64.00
Hurdle rate (in pounds per share)	£ 0
Expected volatility	87.00%
Expected life (years)	3 years
Risk free rate	(0.01%)
Fair value (in pounds per share)	£ 35.00
Share option plan, Oct-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00
Exercise price (in pounds per share)	64.00
Hurdle rate (in pounds per share)	£ 0
Expected volatility	87.00%
Expected life (years)	3 years
Risk free rate	(0.07%)
Fair value (in pounds per share)	£ 35.16
Share option plan, Jun-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00
Exercise price (in pounds per share)	64.00
Hurdle rate (in pounds per share)	£ 0
Expected volatility	85.00%
Expected life (years)	3 years
Share option plan, Jun-20 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Risk free rate	0.02%
Fair value (in pounds per share)	£ 34.30
Share option plan, Jun-20 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Risk free rate	(0.03%)
Fair value (in pounds per share)	£ 34.32
Share option plan, Apr-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00
Exercise price (in pounds per share)	64.00
Hurdle rate (in pounds per share)	£ 0
Expected volatility	79.00%
Expected life (years)	3 years
Risk free rate	0.03%
Fair value (in pounds per share)	£ 32.394
Share option plan, May-19 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00
Exercise price (in pounds per share)	150.00
Hurdle rate (in pounds per share)	£ 0
Expected volatility	67.00%
Fair value (in pounds per share)	£ 11.95
Share option plan, May-19 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Expected life (years)	1 year 10 months 24 days
Risk free rate	0.69%
Share option plan, May-19 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Expected life (years)	3 years
Risk free rate	0.71%
Share option plan, Apr-17 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 150.00
Exercise price (in pounds per share)	150.00
Hurdle rate (in pounds per share)	£ 0
Expected volatility	65.00%
Expected life (years)	5 years
Risk free rate	0.42%
Fair value (in pounds per share)	£ 80.63
Share option plan, 2016 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 140.00
Hurdle rate (in pounds per share)	£ 0
Expected volatility	60.00%
Expected life (years)	5 years
Share option plan, 2016 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Exercise price (in pounds per share)	£ 43.37
Risk free rate	0.62%
Fair value (in pounds per share)	£ 77.16
Share option plan, 2016 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Exercise price (in pounds per share)	£ 150.00
Risk free rate	1.41%
Fair value (in pounds per share)	£ 107.94
Growth share plan [Member] | Range one [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in pounds per share)	£ 170.00
Fair value (in pounds per share)	£ 43,631
Growth share plan [Member] | Range two [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in pounds per share)	£ 64.00
Fair value (in pounds per share)	£ 19,260
Growth share plan [Member] | Range three [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in pounds per share)	£ 0
Fair value (in pounds per share)	£ 0
Growth share plan [Member] | Range four [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in pounds per share)	£ 0
Fair value (in pounds per share)	£ 0
Growth Share Plan, Apr-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00
Exercise price (in pounds per share)	£ 0
Expected volatility	91.00%
Expected life (years)	1 year
Risk free rate	0.03%
Growth Share Plan, Apr-20 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in pounds per share)	£ 64.00
Fair value (in pounds per share)	£ 2.12
Growth Share Plan, Apr-20 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in pounds per share)	£ 170.00
Fair value (in pounds per share)	£ 7.05
Growth Share Plan, Jun-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 64.00
Exercise price (in pounds per share)	0
Hurdle rate (in pounds per share)	£ 64.00
Expected volatility	102.00%
Expected life (years)	1 year
Risk free rate	(0.02%)
Fair value (in pounds per share)	£ 7.05
Growth Share Plan, Apr-17 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in pounds per share)	£ 150.00
Exercise price (in pounds per share)	0
Hurdle rate (in pounds per share)	£ 170.00
Expected volatility	65.00%
Expected life (years)	2 years 8 months 12 days
Risk free rate	0.15%
Fair value (in pounds per share)	£ 58.55